REGULATORY CAPITAL (Schedule of Compliance with Regulatory Capital Requirements) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Parent Company [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 33,731	$ 32,859
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	18,841	14,943
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 15,072	$ 11,954
Total Capital (to Risk-Weighted Assets) - Actual ratio	17.90%	21.99%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 33,323	$ 32,504
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	15,072	11,954
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 11,304	$ 8,966
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	17.69%	21.75%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 33,323	$ 32,504
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	16,744	16,204
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 13,395	$ 12,963
Tier I Capital (to Average Total Assets) - Actual ratio	9.95%	10.03%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Parent Company [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 33,323	$ 32,504
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	12,246	9,713
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 8,478	$ 6,724
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	17.69%	21.75%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 31,484	$ 31,261
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	18,547	14,933
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 14,838	$ 11,947
Total Capital (to Risk-Weighted Assets) - Actual ratio	16.97%	20.93%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 31,706	$ 30,905
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	14,838	11,947
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 11,128	$ 8,960
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	16.75%	20.70%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	6.00%	6.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	$ 31,076	$ 30,905
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	16,739	16,199
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 13,391	$ 12,959
Tier I Capital (to Average Total Assets) - Actual ratio	9.28%	9.54%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member] | Common Stock [Member]
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	$ 31,076	$ 30,905
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	12,056	9,707
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	$ 8,346	$ 6,720
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	16.75%	20.70%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.50%	6.50%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.50%	4.50%